J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

Exhibit 99.2 - Schedule 2

Exception Grades

Run Date - 8/26/2026 10:06:27 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
225831862		3158704319		36856810			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	The 442 in file did not indicate the property was complete.				Reviewer Comment (2026-07-30): 1004D received, showing property is completed Buyer Comment (2026-07-30): Please see complete 1004D	07/30/2026			No	1	C	A	C	A	C	A	C	A	C	A		MN	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
225832039	3158704371	36876342	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold. Disclosed Amount Financed on page 5 is also blank or inaccurate. Fee amounts included in Finance Charge and Amount Financed calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold.	Reviewer Comment (2026-08-11): [Redacted] received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Buyer Comment (2026-08-10): See PCCD and LOE

Buyer Comment (2026-08-10): See refund check and tracking label.

Reviewer Comment (2026-07-14): While notary fees (for notarial action) paid to a third party may be excluded from finance charge under 1026.4(c)(7) , a signing fee (Mobile Notary Fee) would not be considered excludable. If this fee represents a notary and signing fee lumped together, the total would be considered a finance charge unless there is an itemization breaking out which portion is for which purpose.  Please provide Cure or documentation of fee breakout.

Buyer Comment (2026-07-14): Do Not Concur - please review lender itemization of amount financed page257 / D0XXX - confirming mobile notary fee considered part of lenders insurance services similar to endorsement fee would be considered Non-APR
																			08/11/2026		No	2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225832039		3158704371		36876343			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	Neither of the options were checked as to why the loan did not have an escrow account on page 4 of the final CD. This was corrected on the post-close CD; however, to cure the issue a copy of the letter of explanation sent to the borrower with the post-close CD is required.				Reviewer Comment (2026-07-08): cured prior to due diligence review on PCCD Buyer Comment (2026-07-08): Do not concur. Please review letter submitted with Post CD imaged under document ID D0XX page 258.	07/08/2026			No	1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225832102		3158704641		36880573			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	File is missing a copy of HOA Verification, Insurance Verification, Statement for primary residence.				Reviewer Comment (2026-07-12): REO documents received Buyer Comment (2026-07-12): Customer just refi'd this property see page #4 and 1183 for the PITIA	07/12/2026			No	1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225832102		3158704641		36880588			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify income due to, missing W-2, Paystub, LES, ETS or WVOE.	The AUS Income report in file is dated [Redacted] which was after the date of closing.				Reviewer Comment (2026-07-13): income documentation in file meets guideline requirements Reviewer Comment (2026-07-12): When we stated "AUS income report", we should have called it the "C360 Income & Deposit Summary" report. This is the digital income report in file, and is dated [Redacted], which is two days after closing. Buyer Comment (2026-07-11): waterfall	07/13/2026			No	1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225832102		3158704641		36880589			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Waterfall finding due to the income report being dated after the closing date.				Reviewer Comment (2026-07-13): income documentation in file meets guideline requirements	07/13/2026			No	1	A	A	A	A	A	A	A	A	A	A		MI	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225832102		3158704641		36889353			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the income report being dated after the closing date.				Reviewer Comment (2026-07-13): income documentation in file meets guideline requirements Reviewer Comment (2026-07-12): When we stated "AUS income report", we should have called it the "C360 Income & Deposit Summary" report. This is the digital income report in file, and is dated [Redacted], which is two days after closing. Buyer Comment (2026-07-11): waterfall	07/13/2026			No	1	B	A	C	A	B	A	C	A	B	A		MI	Investment	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225832102		3158704641		36889354			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	The AUS Income report is dated [Redacted] which was after the closing date.				Reviewer Comment (2026-07-13): income documentation in file meets guideline requirements Reviewer Comment (2026-07-12): When we stated "AUS income report", we should have called it the "C360 Income & Deposit Summary" report. This is the digital income report in file, and is dated [Redacted], which is two days after closing. Buyer Comment (2026-07-11): Loan is approved with DIV, please follow Turbo findings for non-agency product	07/13/2026			No	1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225832102		3158704641		36904300			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the income report being dated after the closing date.				Reviewer Comment (2026-07-13): income documentation in file meets guideline requirements Reviewer Comment (2026-07-12): When we stated "AUS income report", we should have called it the "C360 Income & Deposit Summary" report. This is the digital income report in file, and is dated [Redacted], which is two days after closing. Buyer Comment (2026-07-11): waterfall	07/13/2026			No	1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225832102		3158704641		36904301			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the income report being dated after the closing date.				Reviewer Comment (2026-07-13): income documentation in file meets guideline requirements Reviewer Comment (2026-07-12): When we stated "AUS income report", we should have called it the "C360 Income & Deposit Summary" report. This is the digital income report in file, and is dated [Redacted], which is two days after closing. Buyer Comment (2026-07-11): waterfall	07/13/2026			No	1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225832102	3158704641	36904308	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The AUS Income report was dated [Redacted] which was after the closing date.	Reviewer Comment (2026-07-13): income documentation in file meets guideline requirements

Buyer Comment (2026-07-13): See the Encompass Digital Income procedure , the Underwriter relies upon TURBO to determine income eligibility, they do not use that Income report nor review it .

Reviewer Comment (2026-07-12): When we stated "AUS income report", we should have called it the "C360 Income & Deposit Summary" report.  This is the digital income report in file, and is dated [Redacted], which is two days after closing.

Buyer Comment (2026-07-11): i am confused by this request.   this loan is not agency,  we use the turbo findings for non-agency and we follow the turbo findings for digital income.  i am unsure why the AUS income report is being mentioned.
																		07/13/2026			No	1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225832102		3158704641		36904333			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General QM Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall finding due to the income report being dated after the closing date.				Reviewer Comment (2026-07-13): income documentation in file meets guideline requirements Reviewer Comment (2026-07-12): When we stated "AUS income report", we should have called it the "C360 Income & Deposit Summary" report. This is the digital income report in file, and is dated [Redacted], which is two days after closing. Buyer Comment (2026-07-11): waterfall	07/13/2026			No	1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225832102		3158704641		36904334			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall finding due to the income report being dated after the closing date.				Reviewer Comment (2026-07-13): income documentation in file meets guideline requirements Reviewer Comment (2026-07-12): When we stated "AUS income report", we should have called it the "C360 Income & Deposit Summary" report. This is the digital income report in file, and is dated [Redacted], which is two days after closing. Buyer Comment (2026-07-11): waterfall	07/13/2026			No	1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225832102		3158704641		36906977			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations				Reviewer Comment (2026-07-13): proof of additional cure with PCCD, LOX, refund check, and proof of delivery received Buyer Comment (2026-07-13): Please see PCCD and Refund sent to the borrower Reviewer Comment (2026-07-10): [Redacted] Cure provided at closing $[Redacted] and required cure is $[Redacted]. Provide Cure docs for additional cure of $[Redacted]. Cure Consist of PCCD, LOE and Refund check. Buyer Comment (2026-07-09): Do not concur. The ten percent tolerance violation was already cured at closing. Invalid exception		07/13/2026		No	2	C	B	C	B	C	B	C	B	C	B		MI	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes